Shareholder Fees - VIPStrategicIncomePortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPStrategicIncomePortfolio-InvestorPRO | VIP Strategic Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)